Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 1,884
Expected Future Benefit Payment, Year Two	1,880
Expected Future Benefit Payment, Year Three	1,896
Expected Future Benefit Payment, Year Four	1,890
Expected Future Benefit Payment, Year Five	1,901
Expected Future Benefit Payment, Years Thereafter	9,489
United Kingdom
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	985
Expected Future Benefit Payment, Year Two	1,016
Expected Future Benefit Payment, Year Three	1,022
Expected Future Benefit Payment, Year Four	1,035
Expected Future Benefit Payment, Year Five	1,048
Expected Future Benefit Payment, Years Thereafter	$ 5,371
Weighted average duration of defined benefit obligation	13 years
US
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 497
Expected Future Benefit Payment, Year Two	473
Expected Future Benefit Payment, Year Three	477
Expected Future Benefit Payment, Year Four	468
Expected Future Benefit Payment, Year Five	470
Expected Future Benefit Payment, Years Thereafter	$ 2,283
Weighted average duration of defined benefit obligation	9 years 9 months 18 days
Eurozone
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 307
Expected Future Benefit Payment, Year Two	301
Expected Future Benefit Payment, Year Three	307
Expected Future Benefit Payment, Year Four	297
Expected Future Benefit Payment, Year Five	293
Expected Future Benefit Payment, Years Thereafter	$ 1,376
Weighted average duration of defined benefit obligation	12 years
Other
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 95
Expected Future Benefit Payment, Year Two	90
Expected Future Benefit Payment, Year Three	90
Expected Future Benefit Payment, Year Four	90
Expected Future Benefit Payment, Year Five	90
Expected Future Benefit Payment, Years Thereafter	$ 459
Weighted average duration of defined benefit obligation	10 years 9 months 18 days